Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Summary of Detailed Information about Trade and other Payables

	$ million
	Dec 31, 2019		Dec 31, 2018
	Current	Non-current	Current	Non-current
Trade payables	29,497	—	30,351	—
Other payables	6,356	2,060	5,597	2,413
Amounts due to joint ventures and associates	3,312	40	2,851	33
Accruals and deferred income	10,043	242	10,089	289
Total	49,208	2,342	48,888	2,735